Material Cybersecurity Incident Disclosure - March 11 2026 Incident [Member]	Mar. 11, 2026
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	on March 11, 2026, the Company identified a cybersecurity incident, which when it occurred, caused disruptions to the Company’s business operations. Since then, the Company has worked diligently, together with third-party experts and law enforcement, to contain and neutralize the impact of the incident and restore operations. The Company’s investigation of the incident remains ongoing.
Material Cybersecurity Incident Scope [Text Block]	As of the date of this Amendment, the Company is fully operational across its global manufacturing network and commercial, ordering and distribution systems have been restored.
Material Cybersecurity Incident Timing [Text Block]	the Company has worked diligently, together with third-party experts and law enforcement, to contain and neutralize the impact of the incident and restore operations. The Company’s investigation of the incident remains ongoing.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	the Company has determined that the incident had a material impact on its operations, with resulting impact to the Company’s financial results for the first quarter of 2026.
Material Cybersecurity Incident Information Not Available or Undetermined [Text Block]	The Company believes that the incident has not had, and is not reasonably likely to have, a material impact on the Company’s 2026 full-year guidance.